Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash, cash equivalents and restricted cash
Cash at bank and in hand	$ 469	$ 432
Short term bank deposits	81	28
Restricted cash	5	3
Total	$ 555	$ 463	$ 257	$ 284